PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2017
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

4. PROPERTY AND EQUIPMENT, NET

        Property and equipment, net consist of the following:

	December 31, 2016	June 30, 2017
Cost:
Buildings	255,646	255,646
Leasehold improvements	5,563,815	6,319,366
Furniture, fixtures and equipment	925,174	1,036,578
Motor vehicles	820	820

	6,745,455	7,612,410
Less: Accumulated depreciation	(3,196,496)	(3,427,329)

	3,548,959	4,185,081
Construction in progress	161,509	277,867

Property and equipment, net	3,710,468	4,462,948

        Depreciation expense was RMB334,735 and RMB349,008 for the six-month periods ended June 30, 2016 and 2017, respectively.

        The Group occasionally demolishes certain leased hotels due to local government zoning requirements, which typically results in receiving compensation from the government.

        In 2016, the Group demolished two leased hotels due to local government zoning requirements. As a result, the Group wrote off property and equipment of RMB9,905 associated with these hotels and recognized loss of RMB7,205 as other operating loss, which is net of RMB2,700 has been recorded as a receivable in other current assets as of December 31, 2016.

        As of June 30, 2017, the Group has been formally notified by local government authorities that four additional leased hotels of the Group will likely be demolished due to local government zoning requirements. The aggregate carrying amount of property and equipment at the associated hotels was RMB 14,605 as of June 30, 2017. Neither of the associated hotels has recorded intangible assets or goodwill. The Group has not recognized any impairment as expected cash flows from the hotels' operations prior to demolition and expected amounts to be received as a result of the demolition will likely exceed the carrying value of such assets. The Group estimated amounts to be received based on the relevant PRC laws and regulations, terms of the lease agreements, and the prevailing market practice.